Borrowings	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Borrowings	Borrowings

	2021	2020
Non-current
Senior Notes	497,455	497,009
Bank borrowings	208,032	316,455
	705,487	813,464
Current
Senior Notes	8,250	8,250
Bank overdrafts	11,768	50,447
Bank borrowings	92,146	98,929
	112,164	157,626
Total borrowings	817,651	971,090

As of December 31, 2021, total bank borrowings include collateralized liabilities of US$70,221 (2020: US$97,999). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts and shares of certain subsidiaries of the Group.
Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for US$500 million, at an annual nominal rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds nets of expenses was US$495.7 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of the Issue Date, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. As of December 31, 2021 and 2020 the Group was in compliance with these financial covenants.

The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2021	2020
Fixed rate:
Less than 1 year	104,349	116,113
Between 1 and 2 years	12,503	52,175
Between 2 and 3 years	12,500	39,844
Between 3 and 4 years	—	12,500
More than 5 years	497,455	497,009
	626,807	717,641
Variable rate:
Less than 1 year	7,815	41,513
Between 1 and 2 years	5,075	32,870
Between 2 and 3 years	31,754	6,035
Between 3 and 4 years	29,255	5,154
Between 4 and 5 years	71,045	28,334
More than 5 years	45,900	139,543
	190,844	253,449
	817,651	971,090

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2022 and November 2027 and bear either fixed interest rates ranging from 2.50% to 7.95% per annum or variable rates based on base-rates plus spreads ranging from 5.16% to 14.73% per annum. As of December 31, 2021 and 2020 there are no borrowings subject to LIBOR (six months).

Borrowings incurred by the Group’s subsidiaries in Argentina are repayable at various dates between January 2022 and June 2028 and bear either fixed interest rates ranging from —% and 6.2% per annum or variable rates based on LIBOR or other specific base-rates plus spreads of 4.0% for those borrowings denominated in U.S. Dollar, and a fixed interest rates ranging from 34% to 39% per annum for those borrowings denominated in Argentine pesos.
Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2021			2020
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (FCO) (1)	October 2012	R$	130.0	R$	17.7	3.17	7.08	November 2022	2.94% minus 15% of performance bonus
Itau BBA (FINAME) (2)	December 2012	R$	45.9	R$	2.1	0.37	1.40	December 2022	2.50%
Banco do Brasil / Itaú BBA (FINEM) (3)	September 2013	R$	273.0	R$	26.5	4.75	9.51	January 2023	7.29%
BNDES (FINEM) (4)	November 2013	R$	215.0	R$	29.5	5.28	10.66	January 2023	4.63%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	467.0	R$	467.0	83.68	77.92	November 2027	3.80% + IPCA
Debenture	December 2020	R$	447.0	R$	447.0	80.10	14.43	December 2026	4.24% + IPCA
ING Bank N.V (5)	October 2018	US$	75.0	US$	—	—	75.0	October 2023	6.33%

(1)Collateralized by (i) a first degree mortgage of the Carmen farm; and (ii) liens over the Ivinhema mill and equipment.
(2)Collateralized by (i) a first degree mortgage of the Carmen farm; (ii) liens over the Ivinhema mill and equipment; and (iii) long term power purchase agreements (PPA).
(3)Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.
(4)Collateralized by long term power purchase agreement (PPA).
(5)Canceled during 2021.

In December 2019, Adecoagro Vale do Ivinhema placed R$400.0 million in Certificados de Recebíveis do Agronegócio (CRA) adjustable by the IPCA (Brazilian official inflation rate), maturing in November 2027 and bearing an interest 3.80% per annum. This debt was issued with no guarantee.

The above mentioned loans, except the CRA, contain certain customary financial covenants and restrictions which require the company to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

As of December 31, 2021 and 2020 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2021	2020
		(In millions)	(In millions)	(In millions)
Rabobank (1)	2018	US$50.0	37.50	50.00	June, 2024	6.17%
IFC Tranche A (2)	2020	US$12.6	12.35	12.60	June, 2028	4% plus LIBOR
IFC Tranche B (2)	2020	US$9.4	9.22	9.41	June, 2028	4% plus LIBOR

(1) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Girasoles del Plata S.A.
(2) Collateralized by a US$241.8 million mortgage over Carmen, Abolengo, San Carlos, Las Horquertas, and La Rosa farm, which is property of Adeco Agropecuaria S.A. A US$35.7 million mortgage over El Meridiano farm, which is property of Pilaga S.A. and a US$44.3 million mortgage over Santa Lucia farm, which is property of Bañados del Salado S.A.

Loan with International Finance Corporation (IFC)

In June 2020, our Argentine subsidiaries, Adeco Agropecuaria S.A., Pilagá S.A. and L3N S.A. entered into a US$100 million loan agreement with International Finance Corporation (IFC), member of the World Bank Group. The loan's tenor is eight years, including a two-year grace period, with a rate of LIBOR + 4%. In October 2020, US$22 million has been received. In December 2021, we entered into an amendment reducing the total amount to USD 60 million, that the group could request the withdrawal until June, 2022. If the Company withdraw the full amount, the rate would be reduced to LIBOR + 3%
The loan contains customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

As of December 31 2021 and 2020 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value.The fair value of long-term subject to fix rate do not significant differ from their fair value. The fair value (level 2) of the notes as of December 31 2021 and 2020 equals US$517.3 million and US$528 million, 103.47% and 105.65% of the nominal amount, respectively.

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2021 and 2020 is as follow:

	2021	2020
Amount at the beginning of the year	971,090	968,280
Proceeds from long term borrowings	30,972	116,015
Payments of long term borrowings	(108,425)	(34,750)
Proceeds from short term borrowings	286,115	207,217
Payments of short term borrowings	(328,463)	(233,540)
Payments of interest (1)	(49,592)	(57,914)
Accrued interest	48,791	52,800
Exchange differences, inflation and translation, net	(52,693)	(55,612)
Others	19,856	8,594
Amount at the end of the year	817,651	971,090
(1) Excludes payment of interest related to trade and other payables.